INVESTMENT IN JOINT VENTURE - Additional Information (Details) ft² in Millions	9 Months Ended
	Sep. 30, 2019 CAD ($)	Mar. 30, 2019 ft²
Village Farms
Disclosure of joint ventures [line items]
Area Of Property For Cannabis Operation | ft²		1.1
Pure Sunfarms
Disclosure of joint ventures [line items]
Investments In Joint Ventures Accounted For Using Equity Method During Period	$ 25,000,000
Cash contributed in joint venture	$ 15,000,000
Pure Sunfarms | Village Farms
Disclosure of joint ventures [line items]
Area Of Property | ft²		1.1
Annualized Full Production Run rate	10,000,000